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FOUNDED 1866

May 20, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock ACWI ex-U.S. Index Fund and BlackRock Russell 1000® Index Fund,
each a series of BlackRock Funds III (File Nos. 33-54126, 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus of BlackRock ACWI ex-U.S. Index Fund and BlackRock Russell 1000® Index Fund (the “Funds”), dated April 30, 2015, as filed pursuant to Rule 497(e) under the Securities Act of 1933, on April 30, 2015 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filings should be directed to the undersigned at (212) 839-8615.

Very truly yours,
/s/ Jesse C. Kean Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

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